                  PROSPECTUS SUPPLEMENT DATED OCTOBER 31, 2002


THE HARTFORD MUTUAL FUNDS                               CLASS A, B AND C SHARES


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                            THIS SUPPLEMENT UPDATES

         THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED FEBRUARY 19, 2002, AS SUPPLEMENTED MAY 1, 2002, AUGUST 15, 2002 AND AUGUST 30, 2002

                                      AND

       THE HARTFORD FIXED INCOME FUNDS PROSPECTUS DATED FEBRUARY 19, 2002
         AS SUPPLEMENTED MARCH 7, 2002, MAY 1, 2002 AND AUGUST 30, 2002


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THE HARTFORD BOND INCOME STRATEGY FUND

Effective October 31, 2002, the name of The Hartford Bond Income Strategy Fund has been changed to The Hartford Total Return Bond Fund.

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THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

Effective November 1, 2002, the benchmark index of The Hartford U.S. Government Securities Fund has been changed from the Lehman Intermediate Government Index to the Lehman U.S. Government Index.

The fund has changed its benchmark because the new index is better suited to the fund's changed investment goal and strategy which was previously disclosed in the fund's prospectus supplement dated August 30, 2002.

                  PROSPECTUS SUPPLEMENT DATED OCTOBER 31, 2002


THE HARTFORD MUTUAL FUNDS                                     CLASS Y SHARES


--------------------------------------------------------------------------------

                            THIS SUPPLEMENT UPDATES

         THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED FEBRUARY 19, 2002, AS SUPPLEMENTED MAY 1, 2002, JUNE 20, 2002 AND AUGUST 30, 2002


--------------------------------------------------------------------------------

THE HARTFORD BOND INCOME STRATEGY FUND


Effective October 31, 2002, the name of The Hartford Bond Income Strategy Fund has been changed to The Hartford Total Return Bond Fund.


--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

Effective November 1, 2002, the benchmark index of The Hartford U.S. Government Securities Fund has been changed from the Lehman Intermediate Government Index to the Lehman U.S. Government Index.

The fund has changed its benchmark because the new index is better suited to the fund's changed investment goal and strategy which was previously disclosed in the fund's prospectus supplement dated August 30, 2002.